                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA               November 14, 2007
--------------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number                 Name
        28                                   -------------------------------
        [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    75
                                                    ------------------

Form 13F Information Table Value Total:              $529,575
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]




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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      711      600 SH       Sole                      600
3M COMPANY                     COM              88579Y101    19275   205975 SH       Sole                   205175               800
ALCOA, INC.                    COM              013817101      247     6309 SH       Sole                     6309
ALLIANCEBERNSTEIN              COM              01881G106      960    10900 SH       Sole                    10900
ALLSTATE CORP.                 COM              020002101      440     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     3347    48133 SH       Sole                    48133
AMER. INTL. GROUP              COM              026874107     9689   143225 SH       Sole                   142225              1000
AT&T CORP.                     COM              001957109      622    14697 SH       Sole                    14697
BANK OF AMERICA                COM              060505104      949    18878 SH       Sole                    18878
BANK OF NEW YORK MELLON CORP.  COM              064058100      240     5428 SH       Sole                     5428
BERKSHIRE HATHAWAY B           COM              084670207     8070     2042 SH       Sole                     2032                10
BP PLC - SPONS ADR             COM              056622104      469     6766 SH       Sole                     6766
CATALYTICA ENERGY SYSTEMS      COM              148884109       21    16500 SH       Sole                     1500             15000
CEDAR FAIR L.P.                COM              150185106     1729    72500 SH       Sole                    72500
CHEVRON CORP                   COM              166764100     4518    48278 SH       Sole                    48278
CISCO SYSTEMS INC              COM              17275R102      300     9060 SH       Sole                     9060
CITADEL BROADCASTING CORP      COM              17285T106     2209   530999 SH       Sole                   530999
CITIGROUP, INC.                COM              172967101     4426    94837 SH       Sole                    93837              1000
COCA COLA                      COM              191216100    16209   282035 SH       Sole                   280035              2000
CONOCOPHILLIPS                 COM              20825C104      560     6382 SH       Sole                     6382
CONSECO INC                    COM              208464883    30235  1889700 SH       Sole                  1885400              4300
COVIDIEN LTD                   COM              G2552X108    13546   326400 SH       Sole                   325400              1000
DISCOVERY HOLD.                COM              25468Y107    18054   625800 SH       Sole                   625800
EXXON MOBIL                    COM              30231G102     1681    18156 SH       Sole                    18156
FEDERATED INVESTORS            COM              314211103      271     6830 SH       Sole                     6830
FORTUNE BRANDS                 COM              349631101   114359  1403352 SH       Sole                  1403352
FULL TANK FOODS                COM              359991114       20   200000 SH       Sole                   200000
GENERAL ELECTRIC               COM              369604103     1108    26762 SH       Sole                    26762
GOLDMAN SACHS                  COM              38141G104     3851    17770 SH       Sole                    17770
GREAT LAKES DREDGE & DOCK CO   COM              390607109     9774  1115700 SH       Sole                  1112700              3000
HARMAN INTERNATIONAL           COM              413086109     5840    67500 SH       Sole                    67500
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       Sole                                      20000
IDT CORPORATION                COM              448947309     4168   498000 SH       Sole                   498000
J.P. MORGAN CHASE              COM              46625H100     5729   125026 SH       Sole                   125026
JK ACQUISITION CORP            COM              47759H106    10184  1720300 SH       Sole                  1720300
JOHNSON & JOHNSON              COM              478160104      445     6769 SH       Sole                     6269               500
LIBERTY CAPITAL                COM              53071M302    11562    92625 SH       Sole                    91975               650
LIBERTY INTERACT.              COM              53071M104    10158   528766 SH       Sole                   526516              2250
MARSHALL & ILSLEY              COM              571837103    14394   328850 SH       Sole                   328350               500
MERCK & CO. INC.               COM              589331107      222     4300 SH       Sole                     4300
MERITOR SAVINGS BANK           COM              590007100     3578   852000 SH       Sole                   852000
MICROSOFT CORP                 COM              594918104      703    23857 SH       Sole                    22857              1000
NORWOOD RES.                   COM              669958100        8    10000 SH       Sole                    10000
PFIZER                         COM              717081103     8761   358606 SH       Sole                   358606
PINNACLE WEST                  COM              723484101     5109   129300 SH       Sole                   129300
PNC BANK CORP.                 COM              693475105      294     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     2556    92916 SH       Sole                    92916
POLYMER GROUP B                COM              731745303      282    10256 SH       Sole                     9969               287
PRIMEDIA INC                   COM              74157K846     4712   335600 SH       Sole                   335600
PROCTER & GAMBLE               COM              742718109      332     4713 SH       Sole                     4713
RESPIRONICS, INC.              COM              761230101      269     5600 SH       Sole                     5600
ROYAL DUTCH SHELL              COM              780259206     2387    29045 SH       Sole                    29045
SPRINT NEXTEL                  COM              812387108    10375   546050 SH       Sole                   543350              2700
TOYOTA MOTOR                   COM              892331307      202     1730 SH       Sole                     1730
TREEHOUSE FOODS                COM              89469A104     5767   213200 SH       Sole                   213200
TYCO ELECTRONICS               COM              G9144P105     7982   225301 SH       Sole                   224801               500
TYCO INTL.                     COM              G9143X208     9990   225301 SH       Sole                   224801               500
UNICA CORP                     COM              904583101     3650   325000 SH       Sole                   325000
UNITED BANKSHARES              COM              909907107     2810    92312 SH       Sole                    92312
VERIZON COMM.                  COM              92343V104      497    11227 SH       Sole                    11227
WASTE MGMT.                    COM              94106L109    24406   646675 SH       Sole                   644675              2000

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS  SOLE      SHARED    NONE
------------------------------ ---------------- --------- --------  -------- --- ---- ------- --------- --------   -------- --------
WELLS FARGO CO.                COM              949746101      317       8890 SH     Sole                     4890              4000
WYNDHAM WORLDWIDE              COM              98310W108     4112     125520 SH     Sole                   125520
SPDR-HEALTHCARE                MUTUAL           81369y209     7040  199150.00 SH     Sole                199150.00
SPDR-TECHNOLOGY                MUTUAL           81369y803     1306   48416.00 SH     Sole                 48416.00
SPDR-UTILITIES                 MUTUAL           81369Y886      935   23500.00 SH     Sole                 23500.00
iSHARES DIVIDEND               MUTUAL           464287168     2360   34050.00 SH     Sole                 34050.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    53648  869070.00 SH     Sole                869070.00
ISHARES S&P GSCI COMM UNIT BEN COM              46428R107      300    6360.00 SH     Sole                  6360.00
STREETTRACKS GOLD              COM              863307104     7888  107300.00 SH     Sole                107000.00            300.00
iPATH DJ-AIG COMMODITY INDEX   COM              06738c778     9056  168390.00 SH     Sole                168390.00
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226     7234 72325.0000 SH     Sole               72325.0000
iSHARES T.I.P.S.               BOND             464287176     8474 83058.1943 SH     Sole               83058.1943
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      489      37711 SH     Sole                    37711
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1157      83600 SH     Sole                    83600